Executive and Supervisory Board Compensation - Share-Based Payment for Executive Board Members (Details) - Executive Board € in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€) item
Share-Based Payment for Executive Board Members
Share-based payment | €	€ 8,054	€ 19,068	€ 14,233
RSU
Share-Based Payment for Executive Board Members
Number of shares granted	118,072	117,929	147,041
PSU
Share-Based Payment for Executive Board Members
Number of shares granted	177,106	176,886	220,561